Simpson Thacher & Bartlett llp
425 lexington avenue new york, ny 10017-3954

telephone: +1-212-455-2000 facsimile: +1-212-455-2502
Direct Dial Number (212) 455-2948	E-mail Address jkaufman@stblaw.com
October 21, 2022

Re:	KKR Acquisition Holdings I Corp. Preliminary Proxy Statement on Schedule 14A

VIA EDGAR

Securities and Exchange Commission 100 F Street, N.E. Washington D.C. 20549

Ladies and Gentlemen:

On behalf of KKR Acquisition Holdings I Corp. (the “Company”), we have submitted a preliminary proxy statement on Schedule 14A, relating to a special meeting of the Company’s stockholders.

Please do not hesitate to contact Joseph H. Kaufman at (212) 455-2948 with any questions you may have regarding this submission. Please send any correspondence to me at jkaufman@stblaw.com.

Very truly yours,

/s/ Joseph H. Kaufman

Joseph H. Kaufman

cc: KKR Acquisition Holdings I Corp.
Glenn Murphy, Chief Executive Officer